AST BOND PORTFOLIO 2027
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 95.9%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $42,902,642)	4,342,086	$43,985,329
Short-Term Investment — 2.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,333,033)	1,333,033	1,333,033

TOTAL INVESTMENTS—98.8% (cost $44,235,675)(wa)		45,318,362

Other assets in excess of liabilities(z) — 1.2%		541,960

Net Assets — 100.0%		$45,860,322

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
107	3 Year U.S. Treasury Notes	Jun. 2024	$22,316,188	$7,463
147	5 Year U.S. Treasury Notes	Jun. 2024	15,731,298	24,744
				32,207
Short Positions:
53	2 Year U.S. Treasury Notes	Jun. 2024	10,837,672	12,129
46	10 Year U.S. Treasury Notes	Jun. 2024	5,096,656	(22,826)
41	10 Year U.S. Ultra Treasury Notes	Jun. 2024	4,698,985	(45,541)
51	20 Year U.S. Treasury Bonds	Jun. 2024	6,142,313	(123,214)
30	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	3,870,000	(50,395)
				(229,847)
				$(197,640)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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